Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 1
Shares/
Principal Amounts Value
Corporate Bonds - 88.0%
Basic Materials - 1.0%
Georgia-Pacific LLC, 0.6250%, 5/15/24 (144A) $ 28,520,000 $ 28,592,958
Communications - 5.8%
Alphabet, Inc., 0.4500%, 8/15/25 17,320,000 17,219,718
Amazon.com, Inc., 2.4000%, 2/22/23 4,100,000 4,229,853
Amazon.com, Inc., 0.4500%, 5/12/24 15,900,000 15,898,550
Amazon.com, Inc., 0.8000%, 6/3/25 8,300,000 8,333,632
AT&T, Inc., 0.9000%, 3/25/24 32,380,000 32,469,363
eBay, Inc., ICE LIBOR USD 3 Month + 0.8700%, 0.9985%, 1/30/23
‡
8,053,000 8,136,333
eBay, Inc., 1.9000%, 3/11/25 9,600,000 9,936,367
eBay, Inc., 1.4000%, 5/10/26 6,630,000 6,715,214
Optus Finance Pty. Ltd., 4.0000%, 6/17/22 AUD 5,250,000 3,982,119
Optus Finance Pty. Ltd., 3.2500%, 8/23/22 4,500,000 3,409,214
Optus Finance Pty. Ltd., 3.2500%, 9/6/23 750,000 582,312
Optus Finance Pty. Ltd., 1.6000%, 7/1/25 450,000 337,474
SingTel Group Treasury Pte. Ltd., 4.5000%, 9/8/21 $ 2,841,000 2,851,682
Sirius XM Radio, Inc., 3.8750%, 8/1/22 (144A) 2,500,000 2,500,000
Spark Finance Ltd., 2.6000%, 3/18/30 AUD 270,000 205,363
TWDC Enterprises 18 Corp., ICE LIBOR USD 3 Month + 0.3900%,
0.5240%, 3/4/22
‡
$ 3,100,000 3,107,264
Verizon Communications, Inc., 90 Day Australian Bank Bill Rate + 1.2200%,
1.2594%, 2/17/23
‡
AUD 7,240,000 5,367,430
Verizon Communications, Inc., 3.5000%, 2/17/23 2,170,000 1,664,659
Verizon Communications, Inc., 0.7500%, 3/22/24 $ 4,700,000 4,721,291
Verizon Communications, Inc., ICE LIBOR USD 3 Month + 1.1000%,
1.2559%, 5/15/25
‡
8,000,000 8,231,359
Verizon Communications, Inc., 0.8500%, 11/20/25 13,220,000 13,149,207
Verizon Communications, Inc., 1.4500%, 3/20/26 4,700,000 4,764,183
Walt Disney Co. (The), 1.7500%, 8/30/24 3,410,000 3,528,945
161,341,532
Consumer, Cyclical - 9.1%
7-Eleven, Inc., 0.6250%, 2/10/23 (144A) 3,350,000 3,351,853
American Honda Finance Corp., 2.2000%, 6/27/22 2,430,000 2,473,875
American Honda Finance Corp., 0.4000%, 10/21/22 2,450,000 2,455,120
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.3700%,
0.5320%, 5/10/23
‡
1,170,000 1,174,470
American Honda Finance Corp., 0.8750%, 7/7/23 8,790,000 8,876,952
American Honda Finance Corp., 0.6500%, 9/8/23 7,090,000 7,127,906
American Honda Finance Corp., 0.5500%, 7/12/24 8,190,000 8,167,244
CK Hutchison International 21 Ltd., 1.5000%, 4/15/26 (144A) 15,780,000 15,971,885
Daimler Finance North America LLC, 2.8500%, 1/6/22 (144A) 750,000 758,014
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.9000%,
1.0559%, 2/15/22 (144A)
‡
15,000,000 15,067,896
Daimler Finance North America LLC, 0.7500%, 3/1/24 (144A) 19,060,000 19,111,784
General Motors Co., ICE LIBOR USD 3 Month + 0.9000%, 1.0280%, 9/10/21
‡
3,770,000 3,772,426
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 1.5500%,
1.6829%, 1/14/22
‡
660,000 663,742
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.9900%,
1.1347%, 1/5/23
‡
3,300,000 3,334,268
General Motors Financial Co., Inc., 1.7000%, 8/18/23 1,000,000 1,020,360
General Motors Financial Co., Inc., 1.0500%, 3/8/24 10,125,000 10,209,197
Home Depot, Inc. (The), ICE LIBOR USD 3 Month + 0.3100%, 0.4446%, 3/1/22
‡
3,900,000 3,907,222
Home Depot, Inc. (The), 2.7000%, 4/1/23 10,065,000 10,375,741
Home Depot, Inc. (The), 0.9000%, 3/15/28 11,325,000 11,089,704

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2021
2 July 31, 2021
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Hyundai Capital America, 3.0000%, 6/20/22 (144A) $ 3,000,000 $ 3,062,388
Hyundai Capital America, 3.2500%, 9/20/22 (144A) 1,088,000 1,118,646
Hyundai Capital America, 2.3750%, 2/10/23 (144A) 2,900,000 2,973,706
Hyundai Capital America, 1.2500%, 9/18/23 (144A) 5,670,000 5,719,981
Hyundai Capital America, 0.8000%, 1/8/24 (144A) 9,050,000 9,013,181
Hyundai Capital America, 0.8750%, 6/14/24 (144A) 6,660,000 6,647,122
Hyundai Capital Services, Inc., 3.0000%, 3/6/22 (144A) 700,000 711,202
McDonald's Corp., 90 Day Australian Bank Bill Rate + 1.1300%, 1.1549%, 3/8/24
‡
AUD 1,390,000 1,033,825
McDonald's Corp., 3.0000%, 3/8/24 5,850,000 4,529,722
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 14,535,410
Mercedes-Benz Australia, 2.5000%, 3/20/22 AUD 6,870,000 5,113,259
Mercedes-Benz Australia, 0.7500%, 1/22/24 260,000 190,343
Nissan Motor Acceptance Corp., 1.9000%, 9/14/21 (144A) $ 110,000 110,212
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.6300%,
0.7645%, 9/21/21 (144A)
‡
3,540,000 3,541,398
Toyota Motor Corp., 0.6810%, 3/25/24 2,700,000 2,711,211
Toyota Motor Credit Corp., 0.4500%, 1/11/24 12,250,000 12,245,971
Toyota Motor Credit Corp., 0.5000%, 6/18/24 11,460,000 11,429,507
Toyota Motor Credit Corp., 1.8000%, 2/13/25 7,500,000 7,765,482
Volkswagen Financial Services Australia Pty. Ltd., 3.3000%, 2/28/22 AUD 400,000 298,627
Volkswagen Financial Services Australia Pty. Ltd., 3.1000%, 4/17/23 380,000 290,166
Volkswagen Group of America Finance LLC, ICE LIBOR USD 3 Month +
0.9400%, 1.1075%, 11/12/21 (144A)
‡
$ 10,000,000 10,024,951
Volkswagen Group of America Finance LLC, 2.9000%, 5/13/22 (144A) 2,400,000 2,446,722
Volkswagen Group of America Finance LLC, 0.8750%, 11/22/23 (144A) 12,300,000 12,365,534
Walmart, Inc., 3.3000%, 4/22/24 4,327,000 4,633,677
Walmart, Inc., 2.8500%, 7/8/24 4,000,000 4,269,233
255,691,135
Consumer, Non-cyclical - 7.2%
Boston Scientific Corp., 3.4500%, 3/1/24 3,200,000 3,420,270
Boston Scientific Corp., 3.7500%, 3/1/26 875,000 976,701
Cardinal Health, Inc., 3.0790%, 6/15/24 21,000,000 22,291,475
Centene Corp., 4.2500%, 12/15/27 6,479,000 6,835,345
ConnectEast Finance Pty. Ltd., 4.2500%, 2/25/22 AUD 2,200,000 1,637,021
ConnectEast Finance Pty. Ltd., 3.4000%, 3/25/26 1,000,000 795,701
Constellation Brands, Inc., 2.7000%, 5/9/22 $ 2,550,000 2,593,372
Constellation Brands, Inc., 2.6500%, 11/7/22 4,600,000 4,730,833
Constellation Brands, Inc., 3.2000%, 2/15/23 3,800,000 3,956,244
CVS Health Corp., 4.7500%, 12/1/22 5,300,000 5,543,374
CVS Health Corp., 3.3750%, 8/12/24 7,485,000 8,036,128
CVS Health Corp., 2.6250%, 8/15/24 3,880,000 4,093,868
Hershey Co. (The), 0.9000%, 6/1/25 7,906,000 7,952,855
Hershey Co. (The), 2.3000%, 8/15/26 4,094,000 4,368,650
Hormel Foods Corp., 0.6500%, 6/3/24 5,500,000 5,517,930
Humana, Inc., 0.6500%, 8/3/23 9,750,000 9,751,759
Humana, Inc., 1.3500%, 2/3/27 4,550,000 4,557,826
Johnson & Johnson, 0.5500%, 9/1/25 23,690,000 23,593,317
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 3,910,000 2,981,251
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 400,000 296,733
Mars, Inc., 2.7000%, 4/1/25 (144A) $ 4,257,000 4,537,837
Mondelez International Holdings Netherlands BV, 2.0000%, 10/28/21 (144A) 2,677,000 2,684,201
Mondelez International, Inc., 0.6250%, 7/1/22 19,322,000 19,399,006
Mondelez International, Inc., 3.2500%, 3/7/25 CAD 4,100,000 3,489,409

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 3
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Nestle Holdings, Inc., 0.3750%, 1/15/24 (144A) $ 12,070,000 $ 12,036,894
PayPal Holdings, Inc., 1.3500%, 6/1/23 20,939,000 21,332,919
Square, Inc., 2.7500%, 6/1/26 (144A) 6,415,000 6,559,338
WSO Finance Pty. Ltd., 3.5000%, 7/14/23 AUD 3,150,000 2,416,360
WSO Finance Pty. Ltd., 4.5000%, 3/31/27 910,000 765,194
WSO Finance Pty. Ltd., 4.5000%, 9/30/27 5,000,000 4,294,099
201,445,910
Diversified - 0.5%
CK Hutchison International 16 Ltd., 1.8750%, 10/3/21 $ 400,000 401,040
CK Hutchison International 16 Ltd., 1.8750%, 10/3/21 (144A) 1,100,000 1,102,859
CK Hutchison International 17 II Ltd., 2.7500%, 3/29/23 (144A) 1,200,000 1,242,927
CK Hutchison International 17 Ltd., 2.8750%, 4/5/22 4,220,000 4,286,338
CK Hutchison International 19 Ltd., 3.2500%, 4/11/24 (144A) 5,700,000 6,062,013
13,095,177
Energy - 1.2%
Harvest Operations Corp., 4.2000%, 6/1/23 (144A) 2,900,000 3,080,496
Harvest Operations Corp., 1.0000%, 4/26/24 (144A) 6,150,000 6,155,843
SA Global Sukuk Ltd., 0.9460%, 6/17/24 (144A) 6,550,000 6,542,599
Sinopec Capital 2013 Ltd., 3.1250%, 4/24/23 260,000 270,072
Sinopec Group Overseas Development 2018 Ltd., 3.7500%, 9/12/23 600,000 635,820
Sinopec Group Overseas Development 2018 Ltd., 3.7500%, 9/12/23 (144A) 5,000,000 5,298,500
Sinopec Group Overseas Development 2018 Ltd., 2.5000%, 8/8/24 (144A) 3,300,000 3,437,914
Sinopec Group Overseas Development 2018 Ltd., 2.5000%, 11/12/24 (144A) 2,300,000 2,409,652
Sinopec Group Overseas Development 2018 Ltd., 1.4500%, 1/8/26 (144A) 5,500,000 5,532,483
33,363,379
Financial - 46.4%
AAI Ltd., 90 Day Australian Bank Bill Rate + 3.2000%, 3.2247%, 10/6/42
‡
AUD 7,170,000 5,396,382
AerCap Ireland Capital DAC, 1.7500%, 1/30/26 $ 8,100,000 8,051,173
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 3,323,451
Agricultural Bank of China Ltd., 0.8500%, 1/19/24 9,985,000 10,004,819
Air Lease Corp., 1.8750%, 8/15/26 6,235,000 6,293,151
American Express Co., ICE LIBOR USD 3 Month + 0.6200%, 0.7750%, 5/20/22
‡
12,650,000 12,703,454
American Express Co., 2.7500%, 5/20/22 3,300,000 3,358,776
American Express Co., ICE LIBOR USD 3 Month + 0.6100%, 0.7856%, 8/1/22
‡
2,390,000 2,400,952
American Express Co., 2.5000%, 7/30/24 2,400,000 2,534,093
American Tower Corp., 1.6000%, 4/15/26 10,110,000 10,265,835
ANZ New Zealand Int'l Ltd., 3.4000%, 3/19/24 (144A) 1,000,000 1,072,351
ANZ New Zealand Int'l Ltd., 1.2500%, 6/22/26 (144A) 13,900,000 14,004,353
ASB Bank Ltd., ICE LIBOR USD 3 Month + 0.9700%, 1.0890%, 6/14/23 (144A)
‡
5,810,000 5,894,545
Athene Global Funding, SOFR + 0.7000%, 0.7363%, 5/24/24 (144A)
‡
13,630,000 13,695,385
Athene Global Funding, 1.6080%, 6/29/26 (144A) 14,850,000 15,013,663
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.0300%, 1.0550%, 12/6/23
‡
AUD 650,000 487,401
Australia & New Zealand Banking Group Ltd., 5-year AUD Swap Offer Rate +
1.8500%, 4.7500%, 5/13/27
‡
3,170,000 2,401,499
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.0000%, 2.0250%, 7/26/29
‡
390,000 295,451
Australia & New Zealand Banking Group Ltd., US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 1.2880%, 2.9500%, 7/22/30 (144A)
‡
$ 23,781,000 24,870,170
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) 12,420,000 12,535,311
Bank of America Corp., SOFR + 1.4600%, 1.4860%, 5/19/24
‡
8,350,000 8,495,697
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9700%, 3.4580%, 3/15/25
‡
2,800,000 2,988,977
Bank of America Corp., SOFR + 0.9100%, 0.9810%, 9/25/25
‡
18,130,000 18,159,887

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2021
4 July 31, 2021
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Bank of America Corp., 0.6000%, 1/26/26
Ç
$ 2,000,000 $ 1,940,182
Bank of America Corp., SOFR + 0.9100%, 1.6580%, 3/11/27
‡
18,570,000 18,865,913
Bank of America Corp., SOFR + 0.9600%, 1.7340%, 7/22/27
‡
6,650,000 6,765,462
Bank of China Ltd., 90 Day Australian Bank Bill Rate + 1.2300%,
1.2547%, 4/20/22
‡
AUD 800,000 592,799
Bank of China Ltd., ICE LIBOR USD 3 Month + 0.8800%, 0.9990%, 7/11/22
‡
$ 400,000 401,712
Bank of Montreal, 2.5000%, 6/28/24 150,000 158,235
Bank of Montreal, 0.6250%, 7/9/24 19,900,000 19,927,841
Bank of Montreal, 90 Day Australian Bank Bill Rate + 1.0000%, 1.0252%, 7/17/24
‡
AUD 350,000 262,196
Bank of Montreal, 1.8500%, 5/1/25 $ 8,100,000 8,394,304
Bank of Nova Scotia (The), 2.3750%, 1/18/23 70,000 72,135
Bank of Nova Scotia (The), 0.7000%, 4/15/24 7,040,000 7,057,430
Bank of Nova Scotia (The), 1.3000%, 6/11/25 8,000,000 8,126,055
Bank of Nova Scotia (The), 1.0500%, 3/2/26 16,900,000 16,849,986
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.0200%,
1.0594%, 11/16/21
‡
AUD 1,500,000 1,105,518
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.1000%,
1.1205%, 10/30/24
‡
980,000 736,935
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.8500%,
1.8917%, 5/1/28
‡
6,800,000 5,070,010
Barclays plc, ICE LIBOR USD 3 Month + 1.4300%, 1.5859%, 2/15/23
‡
$ 15,200,000 15,298,495
Barclays plc, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
0.8000%, 1.0070%, 12/10/24
‡
8,000,000 8,031,111
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.0100%,
1.0352%, 1/19/22
‡
AUD 7,460,000 5,506,497
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.0500%,
1.0750%, 1/25/23
‡
1,500,000 1,116,114
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 2.8000%,
2.8250%, 12/9/26
‡
11,480,000 8,502,121
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
2.4860%, 11/30/28
‡
10,700,000 8,125,614
BNZ International Funding Ltd., ICE LIBOR USD 3 Month + 0.9800%,
1.0990%, 9/14/21 (144A)
‡
$ 1,200,000 1,201,367
Capital One Financial Corp., ICE LIBOR USD 3 Month + 0.7200%,
0.8485%, 1/30/23
‡
8,000,000 8,062,971
Capital One Financial Corp., 2.6000%, 5/11/23 2,600,000 2,696,354
Capital One NA, 2.1500%, 9/6/22 2,250,000 2,292,308
Capital One NA, ICE LIBOR USD 3 Month + 1.1500%, 1.2785%, 1/30/23
‡
2,675,000 2,688,253
Charles Schwab Corp. (The), 0.7500%, 3/18/24 14,200,000 14,305,049
Charles Schwab Corp. (The), 1.1500%, 5/13/26 16,500,000 16,649,719
Charter Hall Exchange Finance Pty. Ltd., 2.3170%, 9/25/30 AUD 3,700,000 2,720,919
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 470,000 347,183
Citigroup, Inc., SOFR + 0.6690%, 0.9810%, 5/1/25
‡
$ 20,090,000 20,199,593
Citigroup, Inc., SOFR + 0.7650%, 1.1220%, 1/28/27
‡
23,650,000 23,451,065
Citigroup, Inc., SOFR + 0.7700%, 1.4620%, 6/9/27
‡
16,950,000 16,968,754
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%,
0.9608%, 9/6/21 (144A)
‡
1,350,000 1,351,104
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%,
0.9608%, 9/6/21
‡
2,400,000 2,401,962
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%,
0.8280%, 3/10/22 (144A)
‡
850,000 853,437
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%,
0.8280%, 3/10/22
‡
350,000 351,415

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 5
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.6800%,
0.8045%, 9/18/22 (144A)
‡
$ 1,910,000 $ 1,923,235
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%,
0.8180%, 3/16/23 (144A)
‡
3,000,000 3,028,320
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1300%,
1.1550%, 1/11/24
‡
AUD 200,000 150,378
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8200%,
0.9540%, 6/4/24 (144A)
‡
$ 6,250,000 6,360,605
Commonwealth Bank of Australia, 3.3500%, 6/4/24 7,194,000 7,760,519
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 2.0940%,
3.3750%, 10/20/26
‡
13,420,000 13,494,884
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8300%,
0.9490%, 1/10/22
‡
3,800,000 3,813,941
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8600%,
1.0060%, 9/26/23 (144A)
‡
3,500,000 3,548,067
Cooperatieve Rabobank UA, 0.3750%, 1/12/24 12,200,000 12,188,702
Cooperatieve Rabobank UA, 2.6250%, 7/22/24 (144A) 1,000,000 1,055,731
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.0000%, 1.3390%, 6/24/26 (144A)
‡
5,400,000 5,451,948
Credit Union Australia Ltd., 90 Day Australian Bank Bill Rate + 1.2500%,
1.2750%, 9/6/21
‡
AUD 1,200,000 882,995
DBS Group Holdings Ltd., USD Swap Semi 5 Year + 2.3900%, 3.6000%, 9/7/21
‡
$ 1,800,000 1,800,000
DBS Group Holdings Ltd., 2.8500%, 4/16/22 (144A) 3,600,000 3,661,884
DBS Group Holdings Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
1.6021%, 3/16/28
‡
AUD 26,020,000 19,374,939
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28
‡
$ 3,270,000 3,519,229
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28 (144A)
‡
3,600,000 3,874,380
DEXUS Finance Pty. Ltd., 4.2000%, 11/9/22 AUD 3,000,000 2,305,499
Dexus Wholesale Property Fund, 4.7500%, 6/16/25 2,470,000 2,033,419
Equinix, Inc., 1.4500%, 5/15/26 $ 16,690,000 16,779,114
GAIF Bond Issuer Pty. Ltd., 3.4000%, 9/30/26 3,509,000 3,851,970
GAIF Bond Issuer Pty. Ltd., 3.4000%, 9/30/26 (144A) 3,290,000 3,611,565
GE Capital International Funding Co. Unlimited Co., 3.3730%, 11/15/25 9,960,000 10,930,458
General Property Trust, 3.5910%, 11/7/23 AUD 1,500,000 1,164,800
General Property Trust, 3.6725%, 9/19/24 2,200,000 1,743,294
Goldman Sachs Group, Inc. (The), SOFR + 0.5720%, 0.6730%, 3/8/24
‡
$ 12,000,000 12,024,454
Goldman Sachs Group, Inc. (The), SOFR + 0.5050%, 0.6570%, 9/10/24
‡
18,762,000 18,759,390
Goldman Sachs Group, Inc. (The), 3.5000%, 4/1/25 6,500,000 7,057,071
Goldman Sachs Group, Inc. (The), ICE LIBOR USD 3 Month + 1.2010%,
3.2720%, 9/29/25
‡
2,475,000 2,653,769
Goldman Sachs Group, Inc. (The), SOFR + 0.8180%, 1.5420%, 9/10/27
‡
18,763,000 18,868,076
GPT Wholesale Office Fund No.1, 4.0000%, 5/18/22 AUD 2,000,000 1,485,521
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24 5,780,000 4,549,841
GTA Finance Co. Pty. Ltd., 2.2000%, 8/26/27 330,000 244,839
HSBC Holdings plc, SOFR + 0.7075%, 0.9760%, 5/24/25
‡
$ 10,000,000 10,026,414
ICBCIL Finance Co. Ltd., 3.6500%, 3/5/22 980,000 995,229
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
2.4743%, 12/15/36
‡
AUD 7,360,000 5,606,464
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.1000%,
2.1243%, 6/15/44
‡
14,800,000 11,049,520
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
2.3743%, 6/15/45
‡
6,730,000 5,083,948

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2021
6 July 31, 2021
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
JPMorgan Chase & Co., SOFR + 0.4200%, 0.5630%, 2/16/25
‡
$ 8,000,000 $ 7,970,821
JPMorgan Chase & Co., SOFR + 0.5400%, 0.8240%, 6/1/25
‡
7,240,000 7,245,903
JPMorgan Chase & Co., SOFR + 0.5800%, 0.9690%, 6/23/25
‡
11,835,000 11,886,601
JPMorgan Chase & Co., SOFR + 1.1600%, 2.3010%, 10/15/25
‡
390,000 407,004
JPMorgan Chase & Co., SOFR + 0.8000%, 1.0450%, 11/19/26
‡
21,170,000 21,044,250
JPMorgan Chase & Co., SOFR + 0.6950%, 1.0400%, 2/4/27
‡
10,000,000 9,900,900
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 3.2500%,
3.2750%, 3/7/22
‡
AUD 8,300,000 6,161,741
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
2.3900%, 2/26/24
‡
2,000,000 1,478,538
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
2.4681%, 3/17/25
‡
2,530,000 1,866,535
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
2.5903%, 5/25/26
‡
170,000 126,199
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.3000%,
1.3281%, 3/20/23
‡
3,310,000 2,464,679
Lloyds Banking Group plc, 3.6500%, 3/20/23 1,500,000 1,156,828
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.1000%, 1.3260%, 6/15/23
‡
$ 9,300,000 9,369,331
Lloyds Banking Group plc, ICE LIBOR USD 3 Month + 0.8100%,
2.9070%, 11/7/23
‡
3,400,000 3,501,728
Lloyds Banking Group plc, 3.9000%, 11/23/23 AUD 3,700,000 2,912,724
Lloyds Banking Group plc, 3.9000%, 3/12/24 $ 4,880,000 5,277,124
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.5500%, 0.6950%, 5/11/24
‡
5,700,000 5,721,845
Macquarie Bank Ltd., 2.3000%, 1/22/25 (144A) 12,240,000 12,840,576
Macquarie Group Ltd., ICE LIBOR USD 3 Month + 1.0200%, 1.1550%, 11/28/23
(144A)
‡
6,949,000 7,011,529
Macquarie Group Ltd., ICE LIBOR USD 3 Month + 1.0200%, 1.1550%, 11/28/23
‡
10,400,000 10,493,583
Macquarie Group Ltd., ICE LIBOR USD 3 Month + 1.0230%, 3.1890%, 11/28/23
(144A)
‡
9,370,000 9,689,597
Macquarie Group Ltd., ICE LIBOR USD 3 Month + 1.3500%, 1.4960%, 3/27/24
‡
7,302,000 7,423,761
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
9,700,000 9,754,029
Mitsubishi UFJ Financial Group, Inc., US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.6800%, 0.8480%, 9/15/24
‡
8,800,000 8,838,823
Mizuho Financial Group, Inc., SOFR + 1.2516%, 1.2410%, 7/10/24
‡
6,700,000 6,786,551
Mizuho Financial Group, Inc., SOFR + 0.8716%, 0.8490%, 9/8/24
‡
6,700,000 6,738,942
Mizuho Financial Group, Inc., US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 0.7500%, 1.5540%, 7/9/27
‡
15,200,000 15,355,496
Morgan Stanley, 5.0000%, 9/30/21 AUD 200,000 148,109
Morgan Stanley, SOFR + 0.4550%, 0.5290%, 1/25/24
‡
$ 7,200,000 7,202,005
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8470%, 3.7370%, 4/24/24
‡
3,780,000 3,987,634
Morgan Stanley, SOFR + 0.5250%, 0.7900%, 5/30/25
‡
17,480,000 17,454,624
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27
‡
2,040,000 2,070,619
Morgan Stanley, SOFR + 0.8580%, 1.5120%, 7/20/27
‡
27,590,000 27,819,825
National Australia Bank Ltd., ICE LIBOR USD 3 Month + 0.5800%,
0.7145%, 9/20/21 (144A)
‡
5,500,000 5,503,528
National Australia Bank Ltd., 3.3750%, 9/20/21 2,750,000 2,760,835
National Australia Bank Ltd., ICE LIBOR USD 3 Month + 0.7100%,
0.8856%, 11/4/21 (144A)
‡
7,200,000 7,212,389
National Australia Bank Ltd., ICE LIBOR USD 3 Month + 0.7200%,
0.8701%, 5/22/22 (144A)
‡
6,000,000 6,037,166
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 0.9000%,
0.9250%, 7/5/22
‡
AUD 200,000 148,126

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 7
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 0.8000%,
0.8438%, 2/10/23
‡
AUD 2,220,000 $ 1,649,206
National Australia Bank Ltd., ICE LIBOR USD 3 Month + 0.6000%,
0.7190%, 4/12/23 (144A)
‡
$ 250,000 252,100
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
2.4281%, 9/21/26
‡
AUD 23,266,000 17,149,554
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
2.1894%, 5/17/29
‡
790,000 599,812
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
1.7400%, 11/18/30
‡
16,000,000 11,979,391
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.0200%,
2.0600%, 11/18/31
‡
710,000 540,402
Nordea Bank Abp, 1.0000%, 6/9/23 (144A) $ 6,700,000 6,781,942
Nordea Bank Abp, ICE LIBOR USD 3 Month + 0.9400%, 1.0750%, 8/30/23
(144A)
‡
5,700,000 5,784,201
Nordea Bank Abp, 0.7500%, 8/28/25 (144A) 9,000,000 8,940,887
Oversea-Chinese Banking Corp. Ltd., 4.2500%, 6/19/24 2,930,000 3,183,207
Oversea-Chinese Banking Corp. Ltd., 4.2500%, 6/19/24 (144A) 616,000 669,234
QIC Finance Shopping Center Fund Pty. Ltd., 3.7500%, 12/6/23 AUD 690,000 537,655
QIC Finance Shopping Center Fund Pty. Ltd., 90 Day Australian Bank Bill Rate +
1.2700%, 1.3094%, 8/15/25
‡
2,750,000 2,031,124
Royal Bank of Canada, 2.3520%, 7/2/24 CAD 20,200,000 16,741,558
Royal Bank of Canada, 2.5500%, 7/16/24 $ 140,000 147,835
Royal Bank of Canada, 1.1500%, 6/10/25 220,000 222,036
Royal Bank of Canada, 1.2000%, 4/27/26 13,630,000 13,670,208
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24 AUD 4,600,000 3,640,303
Sumitomo Mitsui Financial Group, Inc., 90 Day Australian Bank Bill Rate +
1.2700%, 1.3000%, 3/29/22
‡
1,136,000 840,796
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7400%,
0.8739%, 1/17/23
‡
$ 5,000,000 5,042,079
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8600%,
0.9939%, 7/19/23
‡
5,900,000 5,978,150
Sumitomo Mitsui Financial Group, Inc., 0.5080%, 1/12/24 4,000,000 3,995,849
Sumitomo Mitsui Financial Group, Inc., 2.6960%, 7/16/24 1,200,000 1,266,246
Sumitomo Mitsui Financial Group, Inc., 90 Day Australian Bank Bill Rate +
1.2500%, 1.2742%, 10/16/24
‡
AUD 1,350,000 1,016,347
Sumitomo Mitsui Trust Bank Ltd., 0.8000%, 9/12/23 (144A) $ 4,800,000 4,836,211
Sumitomo Mitsui Trust Bank Ltd., 0.8500%, 3/25/24 (144A) 8,000,000 8,038,723
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
2.1750%, 12/5/28
‡
AUD 15,700,000 11,855,013
Suncorp-Metway Ltd., 3.3000%, 4/15/24 (144A) $ 9,990,000 10,681,269
SVB Financial Group, 2.1000%, 5/15/28 13,370,000 13,722,806
Toronto-Dominion Bank (The), 0.5500%, 3/4/24 15,480,000 15,488,780
Toronto-Dominion Bank (The), 2.8500%, 3/8/24 CAD 16,840,000 14,115,868
Toronto-Dominion Bank (The), 1.1500%, 6/12/25 $ 7,200,000 7,284,127
UBS AG, 0.3750%, 6/1/23 (144A) 9,950,000 9,945,743
United Overseas Bank Ltd., USD Swap Semi 5 Year + 1.6540%,
2.8800%, 3/8/27
‡
5,145,000 5,200,000
United Overseas Bank Ltd., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 1.5000%, 3.7500%, 4/15/29 (144A)
‡
3,430,000 3,648,457
Vicinity Centres Trust, 3.5000%, 4/26/24 AUD 5,700,000 4,459,614
Wells Fargo & Co., 90 Day Australian Bank Bill Rate + 1.1000%, 1.1249%, 4/27/22
‡
4,000,000 2,960,734
Wells Fargo & Co., SOFR + 1.6000%, 1.6540%, 6/2/24
‡
$ 23,880,000 24,388,364
Wells Fargo & Co., SOFR + 0.5100%, 0.8050%, 5/19/25
‡
6,570,000 6,582,265

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2021
8 July 31, 2021
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26
‡
$ 9,410,000 $ 9,799,129
Wells Fargo & Co., 3.7000%, 7/27/26 AUD 18,000,000 14,610,945
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.8500%,
0.9690%, 1/11/22
‡
$ 550,000 552,006
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.1100%,
1.1521%, 2/7/22
‡
AUD 2,000,000 1,478,007
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7100%,
0.8560%, 6/28/22
‡
$ 750,000 754,560
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.5700%, 0.6890%, 1/11/23
‡
3,600,000 3,626,347
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.3900%, 0.5186%, 1/13/23
‡
10,150,000 10,201,802
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7200%,
0.8759%, 5/15/23
‡
2,244,000 2,268,387
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.9500%,
0.9894%, 11/16/23
‡
AUD 14,300,000 10,703,258
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7700%,
0.9109%, 2/26/24
‡
$ 4,950,000 5,026,793
Westpac Banking Corp., 2.3500%, 2/19/25 1,250,000 1,319,104
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 1.9500%,
4.5000%, 3/11/27
‡
AUD 1,648,000 1,233,733
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.4000%,
1.4394%, 2/16/28
‡
6,100,000 4,527,391
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8000%,
1.8243%, 6/22/28
‡
15,800,000 11,838,678
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 1.8300%,
4.3340%, 8/16/29
‡
13,722,000 10,918,783
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%,
2.0197%, 8/27/29
‡
4,500,000 3,407,621
Westpac Banking Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 1.3500%, 2.8940%, 2/4/30
‡
$ 5,775,000 6,030,688
1,304,345,132
Government - 0.1%
Inter-American Development Bank, 5.5000%, 8/23/21 INR 257,500,000 3,463,092
Industrial - 6.5%
Australia Pacific Airports Melbourne Pty. Ltd., 3.7500%, 11/4/26 AUD 500,000 403,135
Boeing Co. (The), 1.4330%, 2/4/24 $ 22,718,000 22,778,272
Boeing Co. (The), 2.1960%, 2/4/26 8,569,000 8,646,666
Brisbane Airport Corp. Pty. Ltd., 3.9000%, 4/24/25 AUD 1,300,000 1,034,090
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5100%,
0.6659%, 5/15/23
‡
$ 2,000,000 2,013,673
Caterpillar Financial Services Corp., 0.6500%, 7/7/23 4,600,000 4,632,113
Caterpillar Financial Services Corp., 0.4500%, 5/17/24 8,420,000 8,435,969
Caterpillar Financial Services Corp., 2.1500%, 11/8/24 2,150,000 2,254,842
Caterpillar Financial Services Corp., 0.8000%, 11/13/25 13,490,000 13,476,295
DAE Funding LLC, 4.5000%, 8/1/22 (144A) 24,089,000 24,089,000
DAE Funding LLC, 4.5000%, 8/1/22 1,431,000 1,431,000
DAE Funding LLC, 1.5500%, 8/1/24 (144A) 3,450,000 3,446,550
Downer Group Finance Pty. Ltd., 4.5000%, 3/11/22 AUD 2,480,000 1,848,852
John Deere Capital Corp., 0.4500%, 1/17/24 $ 11,890,000 11,895,793
John Deere Capital Corp., 0.4500%, 6/7/24 11,650,000 11,630,611
John Deere Capital Corp., 0.7000%, 1/15/26 6,080,000 6,045,688
Martin Marietta Materials, Inc., 0.6500%, 7/15/23 6,525,000 6,537,689
New Terminal Financing Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.4500%,
1.4750%, 7/12/24
‡
AUD 8,460,000 6,222,281

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 9
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrial - (continued)
Siemens Financieringsmaatschappij NV, 0.4000%, 3/11/23 (144A) $ 18,000,000 $ 18,036,777
Sydney Airport Finance Co. Pty. Ltd., 3.9000%, 3/22/23 1,230,000 1,291,438
Sydney Airport Finance Co. Pty. Ltd., 3.9000%, 3/22/23 (144A) 900,000 944,955
Sydney Airport Finance Co. Pty. Ltd., 3.3750%, 4/30/25 2,370,000 2,545,190
Sydney Airport Finance Co. Pty. Ltd., 3.3750%, 4/30/25 (144A) 1,500,000 1,610,880
Sydney Airport Finance Co. Pty. Ltd., 3.6250%, 4/28/26 (144A) 15,490,000 16,857,302
Trimble, Inc., 4.1500%, 6/15/23 4,000,000 4,242,685
182,351,746
Technology - 6.1%
Apple, Inc., 2.1000%, 9/12/22 1,400,000 1,427,510
Apple, Inc., 2.4000%, 1/13/23 5,100,000 5,245,661
Apple, Inc., 0.7500%, 5/11/23 3,600,000 3,631,069
Apple, Inc., 1.8000%, 9/11/24 7,200,000 7,475,357
Apple, Inc., 0.5500%, 8/20/25 3,640,000 3,615,162
Apple, Inc., 0.7000%, 2/8/26 9,240,000 9,194,243
Broadcom, Inc., 1.9500%, 2/15/28 (144A) 20,350,000 20,519,993
Fiserv, Inc., 3.8000%, 10/1/23 15,345,000 16,392,011
Hewlett Packard Enterprise Co., 4.4000%, 10/15/22
Ç
2,000,000 2,080,140
Hewlett Packard Enterprise Co., 1.4500%, 4/1/24 22,260,000 22,651,075
Intuit, Inc., 0.6500%, 7/15/23 14,060,000 14,145,283
NVIDIA Corp., 0.5840%, 6/14/24 16,300,000 16,365,336
Oracle Corp., 2.5000%, 5/15/22 4,120,000 4,175,744
Oracle Corp., 2.5000%, 4/1/25 10,100,000 10,631,570
Oracle Corp., 1.6500%, 3/25/26 13,850,000 14,107,291
salesforce.com, Inc., 0.6250%, 7/15/24 6,550,000 6,567,654
VMware, Inc., 1.0000%, 8/15/24 6,550,000 6,570,943
VMware, Inc., 1.4000%, 8/15/26 6,550,000 6,572,438
171,368,480
Utilities - 4.1%
Ausgrid Finance Pty. Ltd., 3.8500%, 5/1/23 (144A) 7,740,000 8,072,975
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.1000%,
1.1400%, 2/5/24
‡
AUD 370,000 273,723
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2200%,
1.2405%, 10/30/24
‡
22,300,000 16,543,581
Ausgrid Finance Pty. Ltd., 3.7500%, 10/30/24 17,320,000 13,819,015
AusNet Services Holdings Pty. Ltd., 5.3750%, 7/2/24 4,400,000 3,646,866
Australian Gas Networks Ltd., 90 Day Australian Bank Bill Rate + 0.4200%,
0.4503%, 7/1/26
‡
3,000,000 2,146,102
Australian Gas Networks Vic 3 Pty. Ltd., 4.5000%, 12/17/21 1,650,000 1,231,641
ETSA Utilities Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.0200%,
1.0560%, 8/29/22
‡
4,750,000 3,507,961
ETSA Utilities Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.0400%,
1.0643%, 12/13/23
‡
830,000 615,680
ETSA Utilities Finance Pty. Ltd., 3.5000%, 8/29/24 5,480,000 4,330,692
Florida Power & Light Co., ICE LIBOR USD 3 Month + 0.3800%,
0.5116%, 7/28/23
‡
$ 9,650,000 9,650,435
Korea East-West Power Co. Ltd., 3.8750%, 7/19/23 (144A) 4,000,000 4,258,440
Korea East-West Power Co. Ltd., 1.7500%, 5/6/25 5,854,000 6,003,453
Korea Southern Power Co. Ltd., 90 Day Australian Bank Bill Rate + 0.9700%,
0.9905%, 10/30/24
‡
AUD 2,090,000 1,552,028
Network Finance Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2300%,
1.2550%, 12/6/24
‡
14,120,000 10,506,030
Network Finance Co. Pty. Ltd., 3.5000%, 12/6/24 280,000 220,864

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2021
10 July 31, 2021
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 AUD 300,000 $ 226,786
SGSP Australia Assets Pty. Ltd., 3.3000%, 4/9/23
Ç
$ 14,270,000 14,869,112
United Energy Distribution Pty. Ltd., 90 Day Australian Bank Bill Rate + 0.9700%,
1.0121%, 2/7/23
‡
AUD 3,000,000 2,219,457
United Energy Distribution Pty. Ltd., 3.8500%, 10/23/24 6,130,000 4,938,252
United Energy Distribution Pty. Ltd., 2.2000%, 10/29/26 2,700,000 2,060,214
Victoria Power Networks Finance Pty. Ltd., 90 Day Australian Bank Bill Rate +
0.2800%, 0.3050%, 1/15/22
‡
2,200,000 1,615,258
Victoria Power Networks Finance Pty. Ltd., 90 Day Australian Bank Bill Rate +
0.8000%, 0.8258%, 4/21/26
‡
100,000 73,669
Victoria Power Networks Finance Pty. Ltd., 4.0000%, 8/18/27 3,200,000 2,661,688
115,043,922
Total Corporate Bonds (cost $2,440,472,680) 2,470,102,463
Foreign Government Bonds - 0.7%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 0.7250%, 9/23/25
‡
280,000 207,819
Korea Hydro & Nuclear Power Co. Ltd., 3.7500%, 7/25/23 (144A) $ 8,050,000 8,551,358
Korea National Oil Corp., 2.0000%, 10/24/21 5,000,000 5,018,649
Korea National Oil Corp., 0.8750%, 10/5/25 (144A) 6,500,000 6,442,540
Total Foreign Government Bonds (cost $19,923,325) 20,220,366
Mortgage-Backed Securities - 1.4%
Firstmac Mortgage Funding Trust No. 4 , 30 Day Australian Bank Bill Rate +
1.3000% , 1.3100% , 3/8/49
‡
AUD 2,700,000 2,002,934
La Trobe Financial Capital Markets Trust
30 Day Australian Bank Bill Rate + 1.9000%, 1.9100%, 1/12/49
‡
3,714,365 2,736,369
30 Day Australian Bank Bill Rate + 2.4000%, 2.4100%, 1/12/49
‡
9,276,013 6,836,925
30 Day Australian Bank Bill Rate + 2.3500%, 2.3600%, 3/12/50
‡
2,300,000 1,714,031
30 Day Australian Bank Bill Rate + 1.3500%, 1.3600%, 2/11/51
‡
529,574 392,753
30 Day Australian Bank Bill Rate + 1.8500%, 1.8600%, 2/11/51
‡
900,000 672,615
Liberty
30 Day Australian Bank Bill Rate + 1.6500%, 1.6600%, 10/10/49
‡
9,315,064 6,884,428
30 Day Australian Bank Bill Rate + 1.9000%, 1.9137%, 10/25/50
‡
1,441,309 1,069,649
Liberty SME , 30 Day Australian Bank Bill Rate + 1.4500% , 1.4600% , 7/10/50
‡
5,088,334 3,768,240
Pepper I-Prime Trust , 30 Day Australian Bank Bill Rate + 1.6500% ,
1.6600% , 11/23/49
‡
6,352,005 4,693,949
Pepper Residential Securities Trust
30 Day Australian Bank Bill Rate + 1.4000%, 1.4100%, 8/12/58
‡
92,679 68,515
ICE LIBOR USD 1 Month + 1.0000%, 1.0836%, 6/20/60 (144A)
‡
$ 1,015,600 1,018,431
30 Day Australian Bank Bill Rate + 2.2500%, 2.2600%, 8/18/60
‡
AUD 698,292 526,381
ICE LIBOR USD 1 Month + 0.9000%, 0.9891%, 11/18/60 (144A)
‡
$ 455,400 456,360
RedZed Trust , 30 Day Australian Bank Bill Rate + 2.4000% , 2.4100% , 3/9/50
‡
AUD 7,767,960 5,802,022
RESIMAC Premier , ICE LIBOR USD 1 Month + 0.8000% , 0.9004% , 11/10/49
(144A)
‡
$ 826,265 827,821
Total Mortgage-Backed Securities (cost $39,087,020) 39,471,423
Investment Companies - 0.0%
Money Market Funds - 0.0%
Federated Hermes Government Obligations Tax-Managed Fund, 0.0100%
∞
(cost
$563,516) 563,516 563,516
Certificate of Deposit - 0.0%
Agricultural Bank of China Ltd., 90 Day Australian Bank Bill Rate + 0.8700%,
0.9000%, 9/26/22
‡
(cost $1,690,224) AUD 2,250,000 1,665,133
Commercial Paper - 9.9%
Cabot Corp., 0.2200%, 8/4/21 (Section 4(2)) $ 15,000,000 14,999,727

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 11
Shares/
Principal Amounts Value
Commercial Paper - (continued)
Centennial Energy Holdings, Inc., 0.2501%, 8/2/21 (Section 4(2)) $ 5,000,000 $ 4,999,945
CNPC Finance HK Ltd., 0.2240%, 8/2/21 (Section 4(2)) 50,000,000 49,999,666
Conagra Brands, Inc., 0.1800%, 8/2/21 (Section 4(2)) 27,500,000 27,499,349
Edison International, 0.2600%, 8/9/21 (Section 4(2)) 30,000,000 29,998,250
Energy Transfer LP, 0.3500%, 8/2/21 (Section 4(2)) 8,750,000 8,749,778
General Motors Financial Co., Inc., 0.3501%, 8/4/21 (Section 4(2)) 5,000,000 4,999,822
Jabil, Inc., 0.4223%, 8/2/21 (Section 4(2)) 33,650,000 33,648,699
National Fuel Gas Co., 0.2300%, 8/2/21 (Section 4(2)) 13,100,000 13,099,857
Plains All American Pipeline LP, 0.3200%, 8/2/21 (Section 4(2)) 15,500,000 15,499,831
Plains Midstream Canada ULC, 0.3200%, 8/2/21 (Section 4(2)) 20,000,000 19,999,517
Plains Midstream Canada ULC, 0.3500%, 8/3/21 (Section 4(2)) 9,000,000 8,999,710
Syngenta Wilmington, Inc., 0.6001%, 8/11/21 (Section 4(2)) 25,000,000 24,994,475
Syngenta Wilmington, Inc., 0.6001%, 8/13/21 (Section 4(2)) 20,000,000 19,994,649
Total Commercial Paper (cost $277,488,142) 277,483,275
Total Investments (total cost $2,779,224,907) - 100.0% 2,809,506,176
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (599,824)
Net Assets - 100.0% $2,808,906,352
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,618,109,832 57.6%
Australia 568,438,163 20.2
Canada 166,754,160 6.0
United Kingdom 89,984,093 3.2
Japan 71,445,424 2.5
Hong Kong 54,687,716 1.9
Singapore 47,783,012 1.7
South Korea 32,537,670 1.2
Cayman Islands 31,323,323 1.1
Netherlands 30,776,724 1.1
United Arab Emirates 28,966,550 1.0
Ireland 22,305,082 0.8
Finland 21,507,030 0.8
China 18,309,598 0.7
New Zealand 6,307,727 0.2
Virgin Islands, British 270,072 0.0
Total $ 2,809,506,176 100.0%

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2021
12 July 31, 2021
Schedule of Forward Foreign Currency Exchange Contracts, Open
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and
Unrealized
Appreciation
(Depreciation)
Bank of America N.A.
Canadian Dollar 8/16/21 70,200,000 $ (57,799,185) $ 1,565,759
–
Citibank N.A.
Australian Dollar 8/16/21 628,500,000 (485,268,621) 23,256,085
Canadian Dollar 8/16/21 (9,500,000) 7,465,682 144,255
23,400,340
Goldman Sachs Group, Inc.
Australian Dollar 8/16/21 (2,200,000) 1,625,327 (8,099)
–
J.P. Morgan Chase Bank
Australian Dollar 8/16/21 2,000,000 (1,559,918) 89,711
Australian Dollar 8/16/21 (4,200,000) 3,104,825 (17,390)
Australian Dollar 8/16/21 (16,000,000) 12,381,360 (619,705)
(547,384)
Morgan Stanley & Co.
Australian Dollar 8/16/21 4,400,000 (3,410,718) 176,262
Australian Dollar 8/16/21 (9,300,000) 6,944,654 (108,192)
Australian Dollar 8/16/21 (4,000,000) 3,117,054 (176,640)
Australian Dollar 8/16/21 (21,000,000) 15,848,349 (411,176)
Australian Dollar 8/16/21 (33,500,000) 25,952,604 (1,326,638)
Canadian Dollar 8/16/21 500,000 (413,468) 12,945
(1,833,439)
Total $22,577,177
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
Futures Sold:
U.S. Treasury 10 Year Notes 744 9/21/21 $ (100,033,125) $ (1,849,156)
U.S. Treasury 2 Year Notes 1,759 9/30/21 (388,134,344) (424,673)
U.S. Treasury 5 Year Notes 5,884 9/30/21 (732,236,222) (3,128,022)
Total $(5,401,851)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
0.2160% Fixed 3 Month BBSW Quarterly 7/24/23 135,500,000 AUD $ (72,021) $ – $ (72,021)
6 Month BBSW 0.7425% Fixed Semi-Annually 6/10/25 117,800,000 AUD (200,916) – (200,916)
6 Month BBSW 0.5560% Fixed Semi-Annually 7/24/25 203,200,000 AUD (1,011,789) – (1,011,789)
Total $(1,284,726) $– $(1,284,726)

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 13
Average ending Monthly Market Value of Derivative Instruments During the Period Ended July 31, 2021
Derivative Market Value
Forward foreign currency exchange contracts, purchased(a) $22,733,695
Forward foreign currency exchange contracts, sold(a) 605,252,822
Futures contracts, purchased 130,797,891
Futures contracts, sold 673,289,269
Central Cleared Interest rate swaps, long 979,059,750
Central Cleared Interest rate swaps, short 1,012,898,472
Purchased call option 45,042
(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments and Other Information
(unaudited)
14 July 31, 2021
BBSW Bank Bill Swap Reference Rate (Australia)
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of July 31, 2021.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended July 31, 2021 is $277,483,275, which represents 9.9% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2021 is $565,541,373 which represents 20.1% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Notes to Schedule of Investments and Other Information
(unaudited)
Janus Detroit Street Trust 15
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Corporate Bonds $ — $ 2,470,102,463 $ —
Foreign Government Bonds — 20,220,366 —
Mortgage-Backed Securities — 39,471,423 —
Investment Companies 563,516 — —
Certificate of Deposit — 1,665,133 —
Commercial Paper — 277,483,275 —
Total Investments in Securities $ 563,516 $ 2,808,942,660 $ —
Other Financial Instruments
(a)
:
Forward Currency Contracts $ — $ 25,245,017 $ —
Variation Margin Receivables on Swaps — 4,516,424 —
Total Other Financial Instruments $ — $ 29,761,441 $ —
Total Assets $ 563,516 $ 2,838,704,101 $ —
Liabilities
Other Financial Instruments
(a)
:
Forward Currency Contracts $ — $ 2,667,840 $ —
Variation Margin Payable on Futures Contracts 1,347,954 — —
Total Liabilities $ 1,347,954 $ 2,667,840 $ —
(a) Other financial instruments include forward foreign currency exchange, futures and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

16 July 31, 2021
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to:
(i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-
specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to
“odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Detroit Street Trust 17
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund. please refer to the Fund's most recent semiannual or annual shareholder report.